Leases - Summary of weighted-average remaining lease term and discount rate (Detail)	Dec. 31, 2021	Dec. 31, 2020
Weighted-average remaining lease term
Operating leases	3 years 3 months 18 days	1 year 8 months 12 days
Weighted-average discount rate
Operating leases	4.75%	4.75%